PROMISSORY NOTES (Narrative) (Details)		1 Months Ended				12 Months Ended
	Feb. 04, 2021 USD ($)	Aug. 19, 2022 USD ($)	Nov. 19, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jul. 01, 2019 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 CAD ($) Debenture Warrant Common_Share $ / shares shares	Jan. 31, 2021 USD ($) Debenture Warrant Common_Share shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Nov. 21, 2019	Jan. 01, 2019 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Repayments of convertible debt						$ 40,000	$ 1,210,000		$ 0
Interest expense						455,091	1,032,691		1,643,363
Proceeds from convertible debt									5,688,442
Proceeds from warrants exercised	$ 533,326						533,326		0
Fair value of derivative liability						239,700					$ 1,006,368	$ 9,759,127	$ 3,850,396
Repayments of notes payable						$ 6,080,000	6,080,000		7,013,333
Interest rate						4.50%		4.50%				4.50%
Interest paid - cash						$ 504,147	1,082,500		1,715,750
June 13, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Fair value of derivative liability												$ 409,007
May 24, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Fair value of derivative liability												76,150
Convertible debentures [Member]
Convertible Debentures And Promissory Notes [Line Items]
Interest paid - cash									$ 784,918
Convertible debentures [Member] | December 31, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Number of convertible debentures | Debenture								262	262
Proceeds from convertible debt								$ 262,000	$ 195,734
Convertible debt								$ 3,209,000				2,508,068
Number of shares issued | shares								4,011,250	4,011,250
Number of warrants exercised in connection with convertible debentures issued | Warrant								1,988	1,988
Proceeds from warrants exercised								$ 1,988,000	$ 1,485,188
Number of warrant debentures converted into common shares | shares								2,087	2,087
Carrying amount of warrant debentures converted into common shares								$ 2,087,000				1,632,114
Warrant debentures converted in to number of common shares | shares								2,313,322	2,313,322
Interest paid - cash									$ 250,879
Convertible debentures [Member] | January 30, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Number of convertible debentures | Debenture								497	497
Proceeds from convertible debt								$ 497,000	$ 371,297
Convertible debt								$ 6,673,000				5,204,120
Number of shares issued | shares								8,341,250	8,341,250
Remaining balance outstanding of convertible debentures												0
Number of warrants exercised in connection with convertible debentures issued | Warrant								4,572	4,572
Proceeds from warrants exercised								$ 4,572,000	$ 3,415,633
Number of warrant debentures converted into common shares | shares								4,587	4,587
Carrying amount of warrant debentures converted into common shares								$ 4,587,000				3,595,099
Warrant debentures converted in to number of common shares | shares								5,098,872	5,098,872
Interest paid - cash									$ 534,039
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Repayments of convertible debt		$ 41,600
Principal payments		40,000
Interest expense		$ 1,600
Aggregate principal amount											$ 2,000,000	2,000,000
Conversion price per share | $ / shares								$ 1		$ 1
Interest rate of convertible promissory notes											4.00%
Fair value of derivative liability						0					$ 0	409,007
Convertible promissory notes [Member] | January 23, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Repayments of convertible debt				$ 130,000
Aggregate principal amount												175,000
Conversion price per share | $ / shares								$ 5
Fair value of derivative liability												0
Number of shares issued on conversion | Common_Share								35,000	35,000
Number of common shares issued for repayment of the convertible promissory note | shares								95,849	95,849
Convertible promissory notes [Member] | May 24, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Conversion price per share | $ / shares								$ 1.56		$ 1.56
Fair value of derivative liability												76,150
Note payable											$ 1,000,000	$ 1,000,000
Interest rate								10.00%			10.00%	10.00%
Promissory notes payable [Member] | Silver State [Member] | Newman [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments			$ 506,667		$ 800,000
Note payable			$ 15,200,000		$ 2,000,000										$ 30,000,000
Interest rate			9.50%											9.50%	10.00%
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on April 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						3,000,000	3,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on July 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000	6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on October 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000	6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on January 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000	6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on April 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000	6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on July 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						3,000,000	3,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on December 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						600,000	600,000
Principal payment of promissory note cancelled						$ 800,000	$ 800,000